Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TOTAL RETURN FUND, INC.
Entity Central Index Key	0001681576
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000174964
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	Investor Class
Trading Symbol	PTTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Investor Class	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  Out-of-benchmark allocations to high yield corporate bonds and non-agency residential mortgage-backed securities combined with an underweight to U.S. Treasuries contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index. Security selection in emerging markets sovereign debt, along with an overweight to the sector, also added value, as did selection within investment-grade corporates.

  Tactical adjustments to the fund’s duration position as well as the portfolio’s use of Treasury futures to manage interest rate exposure detracted from relative performance versus the benchmark. An underweight to investment-grade corporate cash bonds also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is designed to respond to a wide variety of market conditions. At period-end, portfolio positioning reflected a favorable view on credit risk, and the fund held notable overweights to securitized credit sectors along with out-of-benchmark positions in high yield bonds and bank loans.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning. The fund’s positions in interest rate derivatives weighed on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,937	9,951
2/28/17	10,067	10,051
5/31/17	10,263	10,201
8/31/17	10,418	10,327
11/30/17	10,413	10,270
2/28/18	10,327	10,102
5/31/18	10,367	10,163
8/31/18	10,417	10,218
11/30/18	10,324	10,133
2/28/19	10,647	10,422
5/31/19	11,056	10,814
8/31/19	11,482	11,258
11/30/19	11,485	11,226
2/29/20	11,851	11,640
5/31/20	11,715	11,832
8/31/20	12,228	11,987
11/30/20	12,395	12,044
2/28/21	12,350	11,801
5/31/21	12,381	11,784
8/31/21	12,641	11,977
11/30/21	12,575	11,905
2/28/22	12,163	11,489
5/31/22	11,268	10,815
8/31/22	10,985	10,597
11/30/22	10,617	10,376
2/28/23	10,709	10,372
5/31/23	10,852	10,583
8/31/23	10,725	10,471
11/30/23	10,741	10,499
2/29/24	11,000	10,717
5/31/24	11,027	10,722
8/31/24	11,574	11,235
11/30/24	11,578	11,220
2/28/25	11,745	11,340
5/31/25	11,671	11,307
8/31/25	11,980	11,587
11/30/25	12,247	11,860
2/28/26	12,455	12,049
5/31/26	12,302	11,887

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (Investor Class)	5.41%	-0.13%	2.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.83

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 610,571,000
Holdings Count | Holding	1,573
Advisory Fees Paid, Amount	$ 1,533,000
InvestmentCompanyPortfolioTurnover	172.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$610,571 Number of Portfolio Holdings1,573
Holdings [Text Block]
Table Summary
U.S. Government & Agency Mortgage-Backed Securities	25.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.6
Corporate Bonds	21.3
Asset-Backed Securities	13.8
Non-U.S. Government Mortgage-Backed Securities	10.1
Bank Loans	6.3
Foreign Government Obligations & Municipalities	4.1
Municipal Securities	0.6
Commercial Paper	0.4
Short-Term and Other	-4.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bonds	12.8%
U.S. Treasury Notes	9.8
Federal National Mortgage Assn.	9.2
Federal Home Loan Mortgage	5.8
Government National Mortgage Assn.	5.4
UMBS	5.2
Carvana Auto Receivables Trust	1.1
EFMT	0.8
Cross Mortgage Trust	0.7
JPMorgan Mortgage Trust	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000174965
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	Advisor Class
Trading Symbol	PTATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Advisor Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  Out-of-benchmark allocations to high yield corporate bonds and non-agency residential mortgage-backed securities combined with an underweight to U.S. Treasuries contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index. Security selection in emerging markets sovereign debt, along with an overweight to the sector, also added value, as did selection within investment-grade corporates.

  Tactical adjustments to the fund’s duration position as well as the portfolio’s use of Treasury futures to manage interest rate exposure detracted from relative performance versus the benchmark. An underweight to investment-grade corporate cash bonds also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is designed to respond to a wide variety of market conditions. At period-end, portfolio positioning reflected a favorable view on credit risk, and the fund held notable overweights to securitized credit sectors along with out-of-benchmark positions in high yield bonds and bank loans.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning. The fund’s positions in interest rate derivatives weighed on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,936	9,951
2/28/17	10,056	10,051
5/31/17	10,243	10,201
8/31/17	10,388	10,327
11/30/17	10,375	10,270
2/28/18	10,284	10,102
5/31/18	10,317	10,163
8/31/18	10,358	10,218
11/30/18	10,259	10,133
2/28/19	10,572	10,422
5/31/19	10,970	10,814
8/31/19	11,383	11,258
11/30/19	11,379	11,226
2/29/20	11,733	11,640
5/31/20	11,590	11,832
8/31/20	12,089	11,987
11/30/20	12,245	12,044
2/28/21	12,192	11,801
5/31/21	12,214	11,784
8/31/21	12,472	11,977
11/30/21	12,387	11,905
2/28/22	11,972	11,489
5/31/22	11,083	10,815
8/31/22	10,809	10,597
11/30/22	10,427	10,376
2/28/23	10,523	10,372
5/31/23	10,643	10,583
8/31/23	10,511	10,471
11/30/23	10,532	10,499
2/29/24	10,778	10,717
5/31/24	10,784	10,722
8/31/24	11,323	11,235
11/30/24	11,320	11,220
2/28/25	11,460	11,340
5/31/25	11,381	11,307
8/31/25	11,674	11,587
11/30/25	11,925	11,860
2/28/26	12,133	12,049
5/31/26	11,962	11,887

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (Advisor Class)	5.10%	-0.42%	1.90%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.83

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 610,571,000
Holdings Count | Holding	1,573
Advisory Fees Paid, Amount	$ 1,533,000
InvestmentCompanyPortfolioTurnover	172.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$610,571 Number of Portfolio Holdings1,573
Holdings [Text Block]
Table Summary
U.S. Government & Agency Mortgage-Backed Securities	25.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.6
Corporate Bonds	21.3
Asset-Backed Securities	13.8
Non-U.S. Government Mortgage-Backed Securities	10.1
Bank Loans	6.3
Foreign Government Obligations & Municipalities	4.1
Municipal Securities	0.6
Commercial Paper	0.4
Short-Term and Other	-4.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bonds	12.8%
U.S. Treasury Notes	9.8
Federal National Mortgage Assn.	9.2
Federal Home Loan Mortgage	5.8
Government National Mortgage Assn.	5.4
UMBS	5.2
Carvana Auto Receivables Trust	1.1
EFMT	0.8
Cross Mortgage Trust	0.7
JPMorgan Mortgage Trust	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000174966
Shareholder Report [Line Items]
Fund Name	Total Return Fund
Class Name	I Class
Trading Symbol	PTKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - I Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  Out-of-benchmark allocations to high yield corporate bonds and non-agency residential mortgage-backed securities combined with an underweight to U.S. Treasuries contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index. Security selection in emerging markets sovereign debt, along with an overweight to the sector, also added value, as did selection within investment-grade corporates.

  Tactical adjustments to the fund’s duration position as well as the portfolio’s use of Treasury futures to manage interest rate exposure detracted from relative performance versus the benchmark. An underweight to investment-grade corporate cash bonds also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is designed to respond to a wide variety of market conditions. At period-end, portfolio positioning reflected a favorable view on credit risk, and the fund held notable overweights to securitized credit sectors along with out-of-benchmark positions in high yield bonds and bank loans.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning. The fund’s positions in interest rate derivatives weighed on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory/Strategy Benchmark
11/15/16	500,000	500,000
11/30/16	496,851	497,530
2/28/17	503,363	502,564
5/31/17	513,256	510,073
8/31/17	521,056	516,343
11/30/17	520,933	513,521
2/28/18	516,856	505,103
5/31/18	519,026	508,162
8/31/18	522,174	510,924
11/30/18	517,720	506,629
2/28/19	533,443	521,113
5/31/19	554,123	540,686
8/31/19	575,568	562,898
11/30/19	576,503	561,300
2/29/20	595,034	581,993
5/31/20	588,368	591,595
8/31/20	613,717	599,337
11/30/20	622,323	602,185
2/28/21	620,290	590,046
5/31/21	622,099	589,200
8/31/21	635,958	598,831
11/30/21	632,907	595,239
2/28/22	611,769	574,444
5/31/22	566,964	540,756
8/31/22	553,535	529,870
11/30/22	534,537	518,813
2/28/23	539,983	518,597
5/31/23	546,764	529,168
8/31/23	540,523	523,548
11/30/23	541,527	524,934
2/29/24	555,425	535,852
5/31/24	556,327	536,077
8/31/24	584,780	561,749
11/30/24	585,222	561,023
2/28/25	593,124	566,975
5/31/25	589,617	565,341
8/31/25	605,442	579,367
11/30/25	619,109	593,009
2/28/26	630,587	602,471
5/31/26	622,343	594,361

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (I Class)	5.55%	0.01%	2.32%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.83

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 610,571,000
Holdings Count | Holding	1,573
Advisory Fees Paid, Amount	$ 1,533,000
InvestmentCompanyPortfolioTurnover	172.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$610,571 Number of Portfolio Holdings1,573
Holdings [Text Block]
Table Summary
U.S. Government & Agency Mortgage-Backed Securities	25.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.6
Corporate Bonds	21.3
Asset-Backed Securities	13.8
Non-U.S. Government Mortgage-Backed Securities	10.1
Bank Loans	6.3
Foreign Government Obligations & Municipalities	4.1
Municipal Securities	0.6
Commercial Paper	0.4
Short-Term and Other	-4.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bonds	12.8%
U.S. Treasury Notes	9.8
Federal National Mortgage Assn.	9.2
Federal Home Loan Mortgage	5.8
Government National Mortgage Assn.	5.4
UMBS	5.2
Carvana Auto Receivables Trust	1.1
EFMT	0.8
Cross Mortgage Trust	0.7
JPMorgan Mortgage Trust	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless